Fair Value Measurements (Details) - EBP Plans - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	$ 1,119,098,403	$ 994,409,198
Total investments at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	256,835,574	237,747,478
Total investments at fair value | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	208,809,414	190,799,741
Total investments at fair value | Adient Ordinary Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	18,307,947	16,442,846
Total investments at fair value | Other Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	29,040,553	29,665,476
Total investments at fair value | Interest Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	677,660	839,415
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	256,835,574	236,908,063
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	208,809,414	190,799,741
Level 1 | Adient Ordinary Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	18,307,947	16,442,846
Level 1 | Other Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	29,040,553	29,665,476
Level 1 | Interest Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	677,660	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value		839,415
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value		0
Level 2 | Adient Ordinary Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value		0
Level 2 | Other Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value		0
Level 2 | Interest Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value		839,415
Total Investments at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	862,262,829	756,661,720
Total Investments at NAV | Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust Investments at Fair Value	$ 862,262,829	$ 756,661,720